Segment Disclosures - Schedule of Financial Statement Information by Operating Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net sales	$ 2,171,626	$ 2,061,503	$ 8,378,708	$ 6,906,160
Operating (loss) income	(1,321,513)	(1,527,325)	(8,554,067)	(11,950,409)
Interest expense	160,585	243,036	1,163,178	2,458,263
Depreciation and amortization	184,214	188,338	794,838	844,457
Total assets	5,684,518	5,786,771	5,786,771	10,831,754
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales
Operating (loss) income	(110,183)	(281,422)	(2,433,902)	(2,622,121)
Interest expense	32,989	160,820	430,462	334,609
Depreciation and amortization
Total assets	14,865	16,265	16,265	14,929
Cybersecurity [Member]
Segment Reporting Information [Line Items]
Net sales	1,063,437	1,045,828	4,302,417	3,031,579
Operating (loss) income	(1,202,860)	(1,247,339)	(5,871,492)	(6,772,172)
Interest expense	109,213	82,216	726,193	2,123,654
Depreciation and amortization	42,720	58,361	240,378	255,263
Total assets	1,659,855	231,631	231,631	3,366,938
SVC [Member]
Segment Reporting Information [Line Items]
Net sales	1,108,189	1,015,675	4,076,291	3,874,581
Operating (loss) income	(8,471)	1,436	(248,673)	(2,556,116)
Interest expense	18,383		6,523
Depreciation and amortization	141,494	129,977	554,460	589,194
Total assets	$ 4,009,798	$ 5,538,875	$ 5,538,875	$ 7,449,887